Taxation	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxation
21.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Ascendium, OMS, Proton BVI and Allcure are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the United States of America. The Company’s activities are located solely in the state of Texas; therefore only the Federal Income tax of 35% is applied as there is no income sourced to Delaware for income tax purposes. The Texas sourced pass through income from investments is taxed at the partner level. CMS (USA) is incorporated in the State of Texas, U.S.A. in 2013 and does not conduct any substantive operations of its own. RMB1,246(US$201) profits tax has been made for US Proton for the year ended December 31, 2014.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2014. In addition, upon payments of dividends by China Medstar to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

CMS Holdings, Cyber, King Cheers, CCM(HK) and GMI are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2014. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

In March 2007, enterprise income tax law (the “EIT Law”) in the PRC was enacted which was effective on January 1, 2008. The EIT Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. Based on the transitional rule, certain categories of enterprises, including the foreign invested enterprise located in Shenzhen Special Economic Zone and Pudong New District, which previously enjoyed a preferential tax rate of 15% are eligible for a five-year transition period during which the income tax rate will be gradually increased to the unified rate of 25%. The applicable rates for China entities (i.e. AMT, MSC, CHM, Yundu and TKM) would be 25%, 25% and 25% for 2012, 2013, 2014 and thereafter, respectively.

AMT and MSC have accounted for their current and deferred income tax based on the five-year transitional tax rates, as applicable.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2009 to 2014 remain subject to examination by the tax authorities.

(Loss) income from continuing operations before income taxes consists of:

	For the Years Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Non – PRC	(22,250)	(24,037)	(17,561)	(2,830)
PRC	203,385	168,306	193,207	31,141

	181,135	144,269	175,646	28,311

The current and deferred components of the income tax expense from continuing operations appearing in the consolidated statements of comprehensive income are as follows:

	For the Year Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Current tax expense	51,890	46,377	56,526	9,111
Deferred tax expense	2,359	17,461	24,324	3,921

	54,249	63,838	80,850	13,032

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Income from continuing operations before income taxes	181,135	144,269	175,646	28,311

Income tax computed at the statutory tax rate of 25%	45,284	36,067	43,912	7,078
Effect of different tax rates in different jurisdictions	5,506	7,910	2,960	478
Non-deductible expenses	1,530	6,448	11,887	1,916
Interests and penalties on unrecognized tax positions	1,929	3,576	2,044	329
Changes of valuation allowance	—	(6,070)	(466)	(76)
Withholding tax	—	15,907	20,513	3,306

	54,249	63,838	80,850	13,032

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2013	2014	2014
	RMB	RMB	US$
Balance at beginning of year	104,480	101,485	16,356
Additions based on tax positions related to the current year	19,182	8,890	1,433
Additions (decrease) related to prior year tax position	(22,177)	1,219	197
Decrease due to the disposal of CAH and WHT	—	(91,274)	(14,711)

Balance at end of year	101,485	20,320	3,275

At December 31, 2013 and 2014, there were RMB21,220 and RMB12,585(US$2,028) of unrecognized tax benefits that if recognized would affect the annual effective tax rate. In addition, at December 31, 2013 and 2014, there were approximately RMB80,762 and RMB7,735(US$1,247) of unrecognized tax benefits for which the ultimate recognition is relatively certain but there is uncertainty about the timing of the recognition. The amounts may affect the effective tax rate if recognized, in view of valuation allowance considerations.

It is possible that the amount of unrecognized tax positions will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are 0.05% per day and 50% respectively of the relevant income tax liabilities of the PRC subsidiaries. The Company recognized an increase amounting to RMB30,922, RMB9,822, RMB2,044 (US$329) in interest and penalties during the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2013 and 2014, the Company recognized RMB53,274 and RMB16,296(US$2,626), respectively of interest and penalties.

The components of deferred taxes are as follows:

	As at December 31
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	10,860	3,826	617
Allowance for doubtful accounts	46,565	697	112
Deferred revenue, current	2,679	1,002	161
Others	1,223	726	118

	61,327	6,251	1,008
Valuation allowance	(46,611)	(866)	(140)

Net deferred tax assets, current portion	14,716	5,385	868

Deferred tax liabilities, current portion
Deferred cost, current portion	(2,918)	(618)	(100)
Revenue generated from financing lease	(2,006)	(2,439)	(393)

Total deferred tax liabilities, current portion	(4,924)	(3,057)	(493)

Deferred tax assets, current portion, net*	10,652	3,556	573

Deferred tax liabilities, current portion, net*	(860)	(1,228)	(198)

Deferred tax assets, non-current portion
Depreciation and amortization	41,244	22,683	3,656
Deposits for non-current assets	5,548	5,548	894
Intangible assets	1,132	972	157
Deferred revenue, non-current portion	498	337	54
Long term receivables	432	432	70
Long term investment impairment	10,204	—	—
Net operating loss**	6,555	6,659	1073
Others	2,659	1,250	201

	68,272	37,881	6,105

Valuation allowance	(15,406)	(5,668)	(914)
Net deferred tax assets, non-current portion	52,866	32,213	5,192

Deferred tax liabilities, non-current portion
Deferred costs	(19,253)	(39,144)	(6,311)
Intangible assets	(7,972)	(6,098)	(983)
Property, plant and equipment	(40,811)	(12,015)	(1,935)
GZ Proton share transfer	—	(8,000)	(1,289)

Total deferred tax liabilities, non-current portion	(68,036)	(65,257)	(10,518)
Deferred tax assets, non-current portion, net ***	17,721	17,183	2,769

Deferred tax liabilities, non-current portion, net ***	(32,891)	(50,227)	(8,095)

*	As at December 31, 2013 and 2014, deferred tax assets, current portion of approximately RMB4,064 and RMB1,829 (US$295) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As of December 31, 2014, the Company had net operating losses from several of its PRC entities of RMB22,725, which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2014 will expire in years 2016 to 2019 if not utilized.
***	As at December 31, 2013 and 2014, deferred tax assets, non-current portion of approximately RMB35,145 and RMB15,030 (US$2,423) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

The movement of valuation allowance is as follows:

	2013	2014	2014
	RMB	RMB	US$
Balance at beginning of year	(62,938)	(62,017)	(9,995)
Disposal of CAH and WHT	—	55,949	9,017
Change of valuation allowance in the current year	921	(466)	(76)

Balance at end of year	(62,017)	(6,534)	(1,054)

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax.

Based on the current year’s financial position and expected cash need of the Company, it is determined that a portion of the aggregate undistributed earnings of its PRC subsidiaries that were available for distribution were not considered to be indefinitely reinvested. In this regard, deferred income tax liabilities of RMB35,946(US$5,793) (2013: RMB14,571) have been provided under ASC 740-30, Income Taxes: Other Consideration or Special Areas as at 31 December 2014.

In 2013, the Company’s subsidiary in the U.S.A. entered into a loan agreement denominated in US dollar with the Company’s PRC subsidiary. A withholding tax of 10% under the US-China tax treaty is applied on interest payable to a non-US resident. The accrued interest payable to inter-company is nil (2013: RMB1,032) and the related provision for withholding tax is nil (2013: RMB103) as at December 31, 2014.

Undistributed earnings of the Company’s subsidiaries in the U.S.A. that are available for distribution at December 31, 2014 are considered to be transferred to the parent entity under ASC 740, Income Taxes, and accordingly, provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the U.S.A. The cumulative amount of such retained earnings are RMB1,656 (US$267) (2013: RMB4,110) and the related provision for withholding tax is RMB497 (US$80) (2013: RMB1,233) as at December 31, 2014.

Value-added taxes

Generally revenue earned from the provision of leasing and technical services is subject to 5% business tax for contracts prior to VAT reform, and is subject to 17% value added tax (“VAT”) for leasing and 6% for technical service for contracts signed after the promulgation of the VAT reform in the PRC. According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the “SAT”), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. One of the Group’s subsidiaries has not recorded any business taxes on certain of its leasing and management services on the basis that revenue generated from these profit sharing cooperation arrangements with hospitals are not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary’s position that it’s not subject to business tax for those profit sharing cooperation arrangements.